Supplementary cash flow information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Changes in non-cash working capital
Accounts receivable and other	$ (80,083)	$ (12,032)
Inventories	(40,649)	(29,380)
Accounts payable and accrued liabilities	111,245	61,966
Total	$ (9,487)	$ 20,554